PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 50,847
Ending balance	52,497	$ 50,847
Current lease liabilities	630
Non-current lease liabilities	4,453
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,468
Ending balance	9,188	8,468
Right-of-use assets	286
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15,683
Ending balance	15,918	15,683
Right-of-use assets	957
Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,831
Ending balance	15,605	14,831
Right-of-use assets	301
Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,865
Ending balance	11,786	11,865
Right-of-use assets	3,479
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	54,700	51,634
Acquisitions through business combinations	124	4,141
Additions, net of disposals	1,162	3,456
Assets held by subsidiaries disposed during the period	(4)	(141)
Non-cash disposals	35	(578)
Assets reclassified as held for sale		(1,867)
Net foreign currency exchange differences	1,814	(1,945)
Ending balance	57,831	54,700
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,567	8,263
Acquisitions through business combinations	5	0
Additions, net of disposals	254	480
Assets held by subsidiaries disposed during the period	0	0
Non-cash disposals	(33)	92
Assets reclassified as held for sale		0
Net foreign currency exchange differences	596	(268)
Ending balance	9,389	8,567
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17,574	18,880
Acquisitions through business combinations	0	0
Additions, net of disposals	260	1,229
Assets held by subsidiaries disposed during the period	0	(141)
Non-cash disposals	101	(221)
Assets reclassified as held for sale		(1,867)
Net foreign currency exchange differences	359	(306)
Ending balance	18,294	17,574
Gross Carrying Amount: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,744	15,405
Acquisitions through business combinations	0	0
Additions, net of disposals	383	626
Assets held by subsidiaries disposed during the period	0	0
Non-cash disposals	(23)	(146)
Assets reclassified as held for sale		0
Net foreign currency exchange differences	827	(1,141)
Ending balance	15,931	14,744
Gross Carrying Amount: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	13,815	9,086
Acquisitions through business combinations	119	4,141
Additions, net of disposals	265	1,121
Assets held by subsidiaries disposed during the period	(4)	0
Non-cash disposals	(10)	(303)
Assets reclassified as held for sale		0
Net foreign currency exchange differences	32	(230)
Ending balance	14,217	13,815
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(9,260)	(7,223)
Assets held by subsidiaries disposed during the period		38
Non-cash disposals	98	187
Assets reclassified as held for sale	1	92
Net foreign currency exchange differences	(413)	351
Depreciation expense	(1,476)	(2,820)
Disposals	30	115
Ending balance	(11,020)	(9,260)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,068)	(1,834)
Assets held by subsidiaries disposed during the period		0
Non-cash disposals	31	35
Assets reclassified as held for sale	0	0
Net foreign currency exchange differences	(132)	70
Depreciation expense	(212)	(413)
Disposals	23	74
Ending balance	(2,358)	(2,068)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,284)	(2,604)
Assets held by subsidiaries disposed during the period		38
Non-cash disposals	45	39
Assets reclassified as held for sale	0	92
Net foreign currency exchange differences	(155)	128
Depreciation expense	(467)	(1,003)
Disposals	6	26
Ending balance	(3,855)	(3,284)
Accumulated depreciation: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,946)	(1,538)
Assets held by subsidiaries disposed during the period		0
Non-cash disposals	14	101
Assets reclassified as held for sale	0	0
Net foreign currency exchange differences	(114)	120
Depreciation expense	(318)	(629)
Disposals	0	0
Ending balance	(2,364)	(1,946)
Accumulated depreciation: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,962)	(1,247)
Assets held by subsidiaries disposed during the period		0
Non-cash disposals	8	12
Assets reclassified as held for sale	1	0
Net foreign currency exchange differences	(12)	33
Depreciation expense	(479)	(775)
Disposals	1	15
Ending balance	(2,443)	(1,962)
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,407	4,135
Assets held by subsidiaries disposed during the period		(1)
Net foreign currency exchange differences	279	(154)
Fair value adjustments		1,427
Ending balance	5,686	5,407
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,969	1,907
Assets held by subsidiaries disposed during the period		0
Net foreign currency exchange differences	188	(57)
Fair value adjustments		119
Ending balance	2,157	1,969
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,393	1,395
Assets held by subsidiaries disposed during the period		(1)
Net foreign currency exchange differences	86	(93)
Fair value adjustments		92
Ending balance	1,479	1,393
Accumulated fair value adjustments: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,033	833
Assets held by subsidiaries disposed during the period		0
Net foreign currency exchange differences	5	(4)
Fair value adjustments		1,204
Ending balance	2,038	2,033
Accumulated fair value adjustments: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12	0
Assets held by subsidiaries disposed during the period		0
Net foreign currency exchange differences	0	0
Fair value adjustments		12
Ending balance	$ 12	$ 12